Non-Controlling Interests - Narrative (Details) - MW	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts)	167	167
Coal facility | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interests	50.00%
Kent Hills wind farm | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interests	17.00%